Goldman Sachs Data Enhanced Emerging Markets Equity ETF Expense Example - Goldman Sachs Data Enhanced Emerging Markets Equity ETF - Goldman Sachs Data Enhanced Emerging Markets Equity ETF	May 15, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	$ 128